Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Current assets:
Cash and cash equivalents (Note 6)	$ 7,730,143	$ 5,188,138	$ 2,996,499
Trade accounts receivable – net (Note 7)	997,370	607,544	159,196
Recoverable taxes and tax payments in excess (Note 13.b)	198,576	146,680	175,578
Other current assets	54,070	56,212	55,410
Total current assets	8,980,159	5,998,574	3,386,683
Advanced payments to suppliers	123,988	308,164	253,491
Machinery, equipment and improvements on leased assets – net (Note 8)	1,655,688	1,630,393	1,555,593
Improvements to concession assets – net (Note 9)	9,944,022	8,912,544	7,294,318
Airport concessions – net (Note 10)	11,754,661	12,384,923	12,240,167
Rights to use airport facilities – net (Note 11)	986,995	1,043,695	1,100,394
Other acquired rights – net (Note 12)	514,993	531,690	548,387
Derivative financial instruments (Note 16)	106,815	72,454
Deferred income taxes – net (Note 13.e)	5,354,282	5,070,844	4,933,221
Investments in associates (Note 14)	11,016	21,636	92,232
Other assets – net	84,913	76,545	68,913
Total	39,517,532	36,051,462	31,473,399
Current liabilities:
Banks loans and current portion of long-term borrowings (Note 17.a)	141,412	84,758	3,529,102
Concession taxes payable	302,573	250,300	117,802
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 32.a)	252,622	198,512	149,637
Accounts payable (Note 15)	1,066,069	1,085,926	637,246
Taxes payable	74,342	25,170	26,982
Dividends payable (Note 20)	130,846
Income taxes payable (Note 13)	327,283	296,633	197,541
Total current liabilities	2,295,147	1,941,299	4,658,310
Deposits received in guarantee (Note 5)	1,082,537	936,828	725,437
Deferred income taxes (Note 13.e)	839,253	946,673	818,879
Retirement employee benefits (Note 18)	112,980	92,575	93,367
Long-term borrowings (Note 17.a)	4,110,846	4,529,518	421,363
Debt securities (Note 17.b)	9,000,000	5,200,000	2,600,000
Total long-term liabilities	15,145,616	11,705,594	4,659,046
Total liabilities	17,440,763	13,646,893	9,317,356
Equity (Note 19):
Common stock	9,028,446	10,778,613	12,528,780
Repurchased shares	(1,733,374)	(1,733,374)	(1,733,374)
Legal reserve	1,119,029	960,943	840,743
Reserve for repurchase of shares	2,728,374	2,683,374	2,583,374
Retained earnings	9,001,269	7,561,527	6,638,935
Foreign currency translation reserve	876,300	1,071,159	415,493
Remeasurements of employee benefits – Net of income tax	8,171	10,773
Total equity attributable to controlling interest	21,028,215	21,333,015	21,273,951
Non-controlling interest (Note 20)	1,048,554	1,071,554	882,092
Total equity	22,076,769	22,404,569	22,156,043
Total	$ 39,517,532	$ 36,051,462	$ 31,473,399